BUSINESS ACQUISITION	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
BUSINESS ACQUISITION	BUSINESS ACQUISITION
[A] Acquisitions - year ended December 31, 2021
Wealth Management:
During the year ended December 31, 2021, CI completed the acquisition of controlling interests in the following Canadian and U.S. investment advisory firms, included in the wealth management segment:
Canadian:
•Stonegate Services Halifax
•CIPW Advisory Inc.
U.S.:
•Segall Bryant & Hamill, LLC
•Barrett Asset Management, LLC
•Brightworth, LLC
•Dowling & Yahnke, LLC
•Radnor Financial Advisors
•Portola Partners Group
•Budros, Ruhlin & Roe, Inc.
•Matrix Capital Advisors, LLC
•McCutchen Group LLC
•Odyssey Wealth Management, LLC
•Regent Atlantic Capital, LLC
•Gofen and Glossberg, LLC
•R.H. Bluestein & Co.
•Columbia Pacific Wealth Management
The acquisitions are accounted for using the acquisition method of accounting. The estimated fair values of the assets acquired and liabilities assumed and the results of operations have been consolidated from the date of the transaction, and are included in the wealth management segment.
Asset Management:
Lawrence Park Asset Management
On May 1, 2021, CI completed the acquisition of the remaining interest in Lawrence Park Asset Management [“LPAM”], an alternative fixed-income investment firm. LPAM is included in the asset management segment. Effective July 1, 2021, LPAM amalgamated with CI Investments.
[B] Net Assets Acquired - year ended December 31, 2021
Details of the net assets acquired during the year ended December 31, 2021, at fair value, are as follows:

	Wealth Management	Asset Management	Total
	$	$	$
Cash and cash equivalents	37,523	145	37,668
Accounts receivable and prepaid expenses	51,868	292	52,160
Capital assets	11,044	68	11,112
Right-of-use assets	57,494	—	57,494
Deferred tax	(6,585)	(1,344)	(7,929)
Intangibles	741,668	5,041	746,709
Other assets	874	24	898
Accounts payable and accrued liabilities	(104,514)	(233)	(104,747)
Long-term debt	(236,964)	—	(236,964)
Lease liabilities	(57,494)	—	(57,494)
Fair value of identifiable net assets	494,914	3,993	498,907
Non-controlling interest	10,722	—	10,722
Acquisition date fair value of initial interest	—	(2,016)	(2,016)
Goodwill on acquisition	1,198,522	2,463	1,200,985
Total acquired cost	1,704,158	4,440	1,708,598

Cash consideration	968,817	3,440	972,257
Share consideration	62,737	1,000	63,737
Provision for other liabilities	672,604	—	672,604
	1,704,158	4,440	1,708,598
The businesses acquired in 2021 contributed revenue of $165,837 and net income of $36,913 to CI for the year ended December 31, 2021. If the acquisitions had occurred on January 1, 2021, the consolidated pro-forma revenue and net income for the year ended December 31, 2021 would have been $2,999,089 and $472,694, respectively.
Included in intangibles are fund contracts with a fair value of $718,531 with a finite life of 12 years, indefinite-life fund management contracts of 27,807 and other intangibles of $371. Goodwill represents the excess of the consideration transferred over the fair value of the identifiable net assets acquired. CI expects to generate cost synergies from bringing together the U.S. RIAs under a common platform. Such synergies identified include referring clients amongst U.S. RIAs and cross border between the U.S. and Canada; cost synergies through rationalization of duplicated functions; and scale efficiencies in things such as supply contract negotiation as the U.S. RIAs become part of the much larger collective of CI. Goodwill of $1,144,182 for the U.S. RIAs is deductible for income taxes.
The acquisition agreements provided for deferred and contingent consideration payable. Deferred consideration payable of $542,505, including put options payable of $279,896, is due within one to four years from the date of acquisition. The put options represent the fair value of embedded options to exchange minority interests for cash or redeemable instruments in a subsidiary of CI, subject to specific terms. Contingent consideration of $130,099 is payable in cash within one to four years from the date of acquisition, if certain financial targets are met based on EBITDA or revenue. Certain acquisition agreements also provided for contingent consideration, payable in two to three years from the date of acquisition, that is recorded as compensation and included in selling, general and administrative expenses. Details of the amount recorded are described in Note 7.
Non-controlling interests are measured at the proportionate interest in the identifiable net assets of the acquired subsidiary, at the acquisition date.
The purchase price allocations are considered to be preliminary and are subject to adjustments during the measurement period, which will not exceed twelve months from the acquisition date, as CI completes its estimation of the fair values of assets acquired and liabilities assumed, including the valuation of intangible assets.
[C] Acquisitions - subsequent to December 31, 2021
On January 11, 2022, CI reached an agreement to acquire 100% of Northwood Family Office Ltd., a Canadian multi-family office. The details of the acquisition are being finalized and it is expected to close in April 2022.
On February 4, 2022, CI acquired a minority stake in Newton Crypto Ltd., a Canadian crypto asset trading platform.
On February 11, 2022, CI reached an agreement to acquire 100% of Galapagos Partners, L.P., an investment advisory firm. The details of the acquisition are being finalized and it is expected to close in April 2022.
On February 22, 2022, CI reached an agreement to acquire 100% of Corient Capital Partners, LLC, an ultra-high-net-worth focused wealth management firm. The details of the acquisition are being finalized and it is expected to close by June 30, 2022.
On March 31, 2022, CI reached an agreement to acquire certain assets of Eaton Vance WaterOak Advisors, an investment advisory firm. The details of the acquisition are being finalized and is expected to close by December 31, 2022.
[D] Acquisitions - Year ended December 31, 2020
Asset Management:
CI ETF Investment Management Inc.
On February 19, 2020, CI acquired 100% of the outstanding shares and debt obligations of CI ETF Investment Management Inc. [“CI ETF”], formerly WisdomTree Asset Management Canada, Inc., an investment fund manager of Canadian exchange-traded funds. The acquisition was accounted for using the acquisition method of accounting. The fair values of the assets acquired and liabilities assumed, and the results of operations have been consolidated from the date of the transaction and are included in the asset management segment. Effective July 1, 2020, CI ETF amalgamated with CI Investments.
Wealth Management:
Aligned Capital Distributions Inc.
On October 19, 2020, CI acquired a controlling interest in Aligned Capital Distributions Inc. [“Aligned”], a Canadian full-service investment advisory firm, for cash consideration and the issuance of 855 thousand shares of CI. The fair values of the assets acquired and liabilities assumed and the results of operations have been consolidated from the date of the transaction and are included in the wealth management segment.
U.S. Registered Investment Advisors
During the year ended December 31, 2020, CI acquired controlling interests in the following registered investment advisory firms, together [“U.S. RIAs”]. The fair values of the assets acquired and liabilities assumed and the results of operations have been consolidated from the date of the transaction and are included in the wealth management segment.
•Surevest LLC
•OCM Capital Partners LLC
•The Cabana Group, LLC
•Balasa Dinverno Foltz LLC
•Thousand Oaks Financial Corporation
•Bowling Portfolio Management LLC
•The Roosevelt Investment Group, Inc.
•Stavis & Cohen Financial, LLC
•Doyle Wealth Management, Inc.
•RGT Wealth Advisors, LLC
[E] Net Assets Acquired - Year ended December 31, 2020
Details of the net assets acquired during the year ended December 31, 2020, at fair value, are as follows:

	Wealth Management	Asset Management	Total
	$	$	$
Cash and cash equivalents	19,578	1,736	21,314
Client and trust funds on deposit	450,932	—	450,932
Accounts receivable and prepaid expenses	6,398	331	6,729
Capital assets	1,390	5	1,395
Right-of-use assets	14,724	—	14,724
Deferred tax	(4,219)	6,896	2,677
Intangibles	393,744	1,753	395,497
Other assets	344	—	344
Accounts payable and accrued liabilities	(18,245)	(1,298)	(19,543)
Clients and trust funds payable	(450,932)	—	(450,932)
Income taxes payable	(312)	—	(312)
Lease liability	(15,545)	—	(15,545)
Fair value of identifiable net assets	397,857	9,423	407,280
Non-controlling interest	(35,222)	—	(35,222)
Goodwill on acquisition	528,557	763	529,320
Total acquired cost	891,192	10,186	901,378

Cash consideration	537,430	5,500	542,930
Share consideration	35,434	—	35,434
Provision for other liabilities	318,328	4,686	323,014
	891,192	10,186	901,378
The businesses acquired in 2020 contributed revenue of $58,672 and net income of $3,261 to CI for the year ended December 31, 2020. If the acquisitions had occurred on January 1, 2020, the consolidated pro-forma revenue and net income for the year ended December 31, 2020 would have been $2,270,038 and $487,013, respectively.
Included in intangibles are fund administration contracts with a fair value of $392,904 with a finite life of 12 years, indefinite life fund management contracts of $1,753 and other intangibles of $840. Goodwill of $528,557 has been attributed to the wealth management segment and $763 to the asset management segment. Goodwill of $495,546 for the U.S. RIAs is deductible for income taxes.
The acquisition agreements provided for deferred compensation, contingent consideration and put options payable in cash, shares of CI and redeemable instruments in a subsidiary of CI, subject to specific terms. Deferred compensation payable in cash of $81,937 and shares of $15,294, is payable within one year from the date of acquisition. Contingent consideration of $126,485 is payable in cash within one to four years from the date of acquisition, if certain financial targets are met based on EBITDA. The put option payable granted to the minority shareholders and originally valued at $99,298, requires CI to purchase the shares owned by each shareholder at a fixed price, or at fair value if exercised after a certain date, or exchanged for equity interests of a subsidiary of CI at a specified exchange rate.
Non-controlling interests were measured at the proportionate interest in the identifiable net assets of the acquired subsidiary, at the acquisition date.
[F] Other Acquisitions - Years ended December 31, 2021 and 2020
On April 6, 2021, CI entered into a newly formed joint venture, Axia Real Assets LP [“Axia”], an alternative investment manager focused on global real estate and infrastructure. The investment in Axia has been accounted for using the equity method of accounting.
During the year ended December 31, 2021, CI acquired minority stakes in GLASFunds, LLC [“GLASFunds”] and Columbia Pacific Advisors, LLC [“CPA”]. CI has an option to obtain majority ownership of GLASFunds over the next four years. The acquisition of CPA and GLASfunds has been accounted for using the equity method of accounting.
During the year ended December 31, 2020, CI completed the acquisition of a minority interest in Congress Wealth Management LLC [“Congress”] and in AWM’s Dorval, Quebec operation [“AWM Dorval”]. The acquisition of Congress and AWM Dorval has been accounted for using the equity method of accounting.